Note 16 - Subsequent Events	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Subsequent Events [Text Block]
16.	Subsequent Events

On
July 6, 2020
the Company entered into a registered offering for the sale of
6,345,600
common shares for proceeds of
$14,873
(net of placement agent fees of
6.25%
) with unaffiliated investors. Maxim acted as the placement agent.
No
warrants, derivatives, or other share classes were associated with this agreement.